UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21522

          BlackRock S&P Quality Rankings Global Equity Managed Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock S&P Quality Rankings Global Equity Managed Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	LONG-TERM INVESTMENTS—98.3%
	Common Stocks—98.3%
	Australia—5.5%
281,000	CSR Ltd.	$ 903,407
64,700	National Australia Bank Ltd.	1,662,107
126,100	Santos Ltd.	1,252,557
84,400	TABCORP Holdings Ltd.	972,101
33,200	Wesfarmers Ltd.	957,864

	Total Australia	5,748,036

	Austria—0.7%
3,500	Boehler-Uddeholm AG	676,659

	Canada—6.6%
25,500	Bank of Montreal	1,529,037
7,700	Canadian Imperial Bank of Commerce	540,126
16,000	Enbridge, Inc.	505,965
18,400	Royal Bank of Canada	1,438,820
52,400	Toronto-Dominion Bank	2,790,097

	Total Canada	6,804,045

	Denmark—1.1%
32,400	Danske Bank A/S	1,138,013

	Finland—0.4%
10,700	Stockmann Oyj ABP	455,596

	France—4.5%
19,200	AXA	650,935
11,700	Bouygues	641,485
19,400	M6-Metropole Television	594,537
5,300	Societe Generale	700,063
4,300	Total SA	1,187,158
9,100	Vinci SA	846,483

	Total France	4,620,661

	Germany—1.5%
10,500	BASF AG	826,026
3,800	SAP AG	778,064

	Total Germany	1,604,090

	Hong Kong—1.8%
71,000	Esprit Holdings Ltd.	617,312
22,600	Hang Seng Bank Ltd.	301,518
204,500	Hong Kong Electric Holding	983,255

	Total Hong Kong	1,902,085

	Italy—1.3%
156,200	Enel SpA	1,322,008

	Japan—4.8%
19,200	Kesko Oyj	569,276
53,000	Mitsui & Co. Ltd.	762,210
12,000	Nitto Denko Corp.	1,015,813
53,000	Ricoh Co. Ltd.	910,405
42,000	Sharp Corp.	767,998
17,300	Toyota Motor Corp.	896,671

	Total Japan	4,922,373

	Netherlands—1.5%
20,800	ABN Amro Holding NV	577,539
104,100	Koninklijke (Royal) KPN NV	1,005,657

	Total Netherlands	1,583,196

	Spain—0.6%
32,600	Indra Sistemas SA	630,260

	Sweden—2.6%
15,300	Hennes & Mauritz AB	563,115
42,500	Ratos AB	1,082,913

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Sweden—(cont’d)
27,000		Scania AB	$ 1,066,617

		Total Sweden	2,712,645

		United Kingdom—12.1%
55,300		Alliance & Leicester PLC	987,728
141,100		Barclays PLC	1,508,621
122,800		BP PLC	1,476,807
79,200		Full Circle Future Ltd.	—
33,500		Gallaher Group PLC	514,917
40,000		George Wimpey PLC	365,942
64,100		GlaxoSmithKline PLC	1,639,818
61,200		HSBC Holdings PLC	1,016,897
46,100		Jardine Lloyd Thompson Group PLC	375,617
193,500		Rentokil Initial PLC	556,806
46,300		Royal Dutch Shell PLC	1,576,453
69,183		Scottish & Southern Energy PLC	1,315,697
540,000		Vodafone Goup PLC	1,133,586

		Total United Kingdom	12,468,889

		United States—53.3%
24,300		Abbott Laboratories	1,048,545
16,500		Agree Realty Corp. (REIT)	493,350
22,600		Alcoa, Inc.	711,900
55,700		Allied Capital Corp.	1,588,007
29,600		Altria Group, Inc.	2,141,264
17,900		Ameren Corp	908,604
11,100		American International Group	726,606
24,800	[1]	AMLI Residential Properties Trust (REIT)	939,424
60,200		AT&T, Inc.	1,562,190
47,200		Bank of America Corp.	2,087,656
50,400		BellSouth Corp.	1,450,008
12,800		Chevron Corp.	760,064
13,200	[1]	Cisco Systems, Inc.	245,124
11,200		Colonial Properties Trust (REIT)	517,664
5,900		Comerica, Inc.	327,273
17,300		ConAgra Foods, Inc.	358,629
14,100		Consolidated Edison, Inc.	662,841
26,200		Duke Energy Corp.	742,770
18,800		Eli Lilly & Co.	1,064,456
22,600		Emerson Electric Co.	1,750,370
14,400		Equity Residential (REIT)	610,704
35,800		Exxon Mobil Corp.	2,246,450
25,900		First Industrial Realty Trust, Inc. (REIT)	1,011,913
76,100		General Electric Co.	2,492,275
37,600		Health Care REIT, Inc. (REIT)	1,398,344
23,900		Healthcare Realty Trust, Inc. (REIT)	837,456
31,000		Hewlett-Packard Co.	966,580
21,400		Home Depot, Inc.	867,770
11,500		Intel Corp.	244,605
16,400		International Business Machines Corp.	1,333,320
23,700		Johnson & Johnson	1,363,698
17,300		Keycorp	612,247
33,800		Kimco Realty Corp. (REIT)	1,186,042
10,800		Liberty Property Trust (REIT)	488,808
27,600		Linear Technology Corp.	1,026,996
11,400		Maxim Integrated Products, Inc.	467,856
23,000		McDonald’s Corp.	805,230
25,000		Merck & Co., Inc.	862,500
25,500		Microchip Technology, Inc.	956,505
79,700		Microsoft Corp.	2,243,555
17,100		Morgan Stanley	1,050,795
47,400		Motorola, Inc.	1,076,454
34,400		Nationwide Health Properties, Inc. (REIT)	786,728
7,900		PepsiCo, Inc.	451,722

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	United States—(cont’d)
56,800	Pfizer, Inc.	$ 1,458,624
9,300	Pitney Bowes, Inc.	397,482
10,700	Progress Energy, Inc.	466,734
8,600	Public Service Enterprise Group, Inc.	598,732
17,300	Reckson Associates Realty Corp. (REIT)	690,789
32,900	Thornburg Mortgage, Inc. (REIT)	843,227
13,800	United Technologies Corp.	805,506
21,900	UST, Inc.	852,786
7,900	Vornado Realty Trust (REIT)	697,886
13,800	Wachovia Corp.	756,654
12,100	Wal-Mart Stores, Inc.	557,931
19,360	Washington Federal, Inc.	467,350
19,100	Wells Fargo & Co.	1,191,076

	Total United States	55,260,075

	Total Common Stocks (cost $86,163,053)	101,848,631

	MONEY MARKET FUND—0.2%
177,878	Fidelity Institutional Money Market Prime Portfolio (cost $177,878)	177,878

	Total investments—98.5% (cost $86,340,9312)	$102,026,509
	Other assets in excess of liabilities—1.5%	1,537,970

	Net Assets—100.0%	$103,564,479

1 Non-income producing security.

2 Cost for Federal income tax purposes is $86,354,610. The net unrealized appreciation on a tax basis is $15,671,899, consisting of $16,783,420 gross unrealized appreciation and $1,111,521 gross unrealized depreciation.

KEY TO ABBREVIATIONS REIT — Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock S&P Quality Rankings Global Equity Managed Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006